Intangible Assets - Schedule of Movement of Intangible Assets (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	$ 699,344	$ 718,683
Ending, balances	693,790	699,344
Software or computer programs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	142,536	140,180
Ending, balances	158,677	142,536
Goodwill from business combinations [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	492,512	492,512
Ending, balances	492,512	492,512
Other intangible assets arising from business combinations [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	64,296	85,991
Ending, balances	42,601	64,296
Gross assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	949,603	920,165
Additions	49,918	38,624
Disposals	(806)	(14,828)
Exchange differences	(12,575)	1,224
Others	(324)	4,418
Ending, balances	985,816	949,603
Gross assets [member] | Software or computer programs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	268,047	238,609
Additions	49,918	38,624
Disposals	(806)	(14,828)
Exchange differences	(12,575)	1,224
Others	(324)	4,418
Ending, balances	304,260	268,047
Gross assets [member] | Goodwill from business combinations [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	492,512	492,512
Ending, balances	492,512	492,512
Gross assets [member] | Other intangible assets arising from business combinations [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	189,044	189,044
Ending, balances	$ 189,044	$ 189,044